Related-Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative expenses	$ 969	$ 841